Investment Property Under Development (Tables)	12 Months Ended
Dec. 31, 2017
Investment Property under Development [Abstract]
Schedule of movement and composition of investment property
	December 31
	2017	2016
	NIS in millions
Balance as of January 1	2,212	2,612
Acquisitions and development costs	356	454
Transfers from (to) investment property, net	25	(470)
Transfer to assets held for sale due to discontinued operation	-	(94)
Deconsolidation	(499)	-
Transfer to inventory	-	(15)
Dispositions	(92)	(121)
Valuation losses, net	(105)	(122)
Foreign exchange differences	10	(32)
Balance as of December 31	1,907	2,212

Composition:
Lands held for sale (note 7)	5	99
Land for future development	1,400	1,538
Investment property under development	502	575
	1,907	2,212

Schedule of sensitivity analysis of the fair value of investment property under development
	Northern Europe	Central and Eastern Europe	Israel	Brazil
December 31, 2017
Increase of 5% in expected project cost	(36)	(41)	(3)	-
Increase of 5% in expected NOI	61	51	-	-
Increase of 25 basis points in capitalization rate	(56)	(28)	-	-
Decrease of 25 basis points in capitalization rate	62	35	-	-
Increase of 5% in the selling price per sq.m	-	20	12	-

*) Including properties under redevelopment.